Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other payables and accrued expenses
	December 31,
	2022	2021
	US$’000	US$’000

Dividend payables	80	86
Deposits received from customers	5	6
Rental deposit received	3	3
Accruals for operating expenses	951	1,360
Other tax payables	192	130
	1,231	1,585

ZHEJIANG TIANLAN
Other payables and accrued expenses
	December 31,
	2022	2021
	RMB’000	RMB’000

Accrued expenses	8,731	8,315
Output VAT	5,967	5,468
Deposits received and temporary receipts	73,803	4,645

	88,501	18,428